UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22067

Nicholas-Applegate Global Equity & Convertible Income Fund
(Registrant Name)

1345 Avenue of the Americas New York, New York	10105
(Address of Principal Executive Offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	August 31, 2010

Date of Reporting Period:	November 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

COMMON STOCK—76.7%
	Australia—3.1%
	Airlines—0.3%
152,554	Qantas Airways Ltd.	$362,614

	Biotechnology—0.5%
17,462	CSL Ltd. (a)	503,637

	Commercial Banks—0.8%
19,579	Commonwealth Bank of Australia	943,912

	Construction & Engineering—0.4%
14,173	Leighton Holdings Ltd.	462,927

	Diversified Financial Services—0.5%
139,994	Challenger Financial Services Group Ltd.	522,164

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd.	524,602
58,602	OneSteel Ltd.	160,205

		684,807

	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG (b)	52,199

	Metals & Mining—0.1%
2,316	Voestalpine AG	82,724

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	177,074

	Canada—0.5%
	Communications Equipment—0.5%
9,100	Research In Motion Ltd. (b)	526,799

	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	122,503

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	77,426

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	130,460

	Finland—0.2%
	Communications Equipment—0.1%
7,353	Nokia Oyj	97,413

	Food & Staples Retailing—0.1%
4,984	Kesko Oyj—Cl. B	169,794

	France—3.1%
	Airlines—0.1%
4,355	Air France-KLM (b)	69,221

	Automobiles—0.4%
9,874	Peugeot S.A. (b)	350,547
1,838	Renault S.A. (b)	89,215

		439,762

	Commercial Banks—0.6%
4,922	BNP Paribas	408,533
12,598	Credit Agricole S.A.	261,866

		670,399

	Diversified Telecommunication—1.1%
47,233	France Telecom S.A. (a)	1,228,136

	Electrical Equipment—0.3%
4,912	Alstom S.A.	345,067

	Household Durables—0.1%
2,043	SEB S.A.	117,563

	Oil, Gas & Consumable Fuels—0.5%
8,490	Total S.A.	526,483

	Germany—2.2%
	Airlines—0.3%
23,665	Deutsche Lufthansa AG	377,513

	Automobiles—1.1%
17,212	Daimler AG (a)	870,998
3,950	Porsche Automobile Holding SE	275,266

		1,146,264

	Chemicals—0.4%
7,688	K+S AG	464,036

	Industrial Conglomerates—0.3%
2,992	Siemens AG	293,405

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

	Metals & Mining—0.1%
1,548	Salzgitter AG	$147,834

	Multi-Utilities—0.0%
568	RWE AG	52,141

	Greece—0.1%
	Commercial Banks—0.1%
4,039	National Bank of Greece S.A. (b)	119,699

	Hong Kong—2.2%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd. (b)	338,370

	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	142,390

	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	218,791

	Industrial Conglomerates—0.2%
7,200	Jardine Matheson Holdings Ltd.	212,918

	Marine—0.1%
10,500	Orient Overseas International Ltd.	47,373

	Paper & Forest Products—0.1%
28,000	Lee & Man Paper Manufacturing Ltd.	71,329

	Real Estate Management & Development—1.0%
41,000	Hang Lung Group Ltd.	201,664
118,000	New World Development Ltd.	242,757
56,000	Swire Pacific Ltd.—Cl. A	642,178

		1,086,599

	Semiconductors & Semiconductor Equipment—0.1%
16,500	ASM Pacific Technology Ltd.	134,656

	Specialty Retail—0.1%
19,500	Esprit Holdings Ltd.	131,171

	Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (b) (c)	311

	Insurance—0.0%
9,738	Irish Life & Permanent PLC (b)	47,765

	Italy—0.7%
	Electric Utilities—0.3%
54,358	Enel SpA	326,242

	Household Durables—0.2%
14,735	Indesit Co. SpA (b)	166,458

	Oil, Gas & Consumable Fuels—0.2%
13,395	ENI SpA	332,251

	Japan—5.1%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	119,077

	Commercial Banks—0.4%
169,000	Hokuhoku Financial Group, Inc.	394,177

	Computers & Peripherals—0.1%
13,000	Toshiba Corp.	68,748

	Consumer Finance—0.1%
490	ORIX Corp.	33,895
13,600	Promise Co., Ltd.	90,714

		124,609

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	90,686

	Electronic Equipment, Instruments—0.3%
3,500	FUJIFILM Holdings Corp.	95,240
5,500	Mitsumi Electric Co., Ltd.	85,679
23,000	Nippon Chemi-Con Corp. (b)	66,651
14,000	Star Micronics Co., Ltd.	100,687

		348,257

	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	212,021

	Household Durables—0.3%
13,300	Sony Corp.	356,607

	Leisure Equipment & Products—0.5%
5,000	Nikon Corp.	90,262
7,900	Sankyo Co., Ltd.	444,383

		534,645

	Machinery—0.2%
5,000	Glory Ltd.	106,647
4,700	Shima Seiki Manufacturing Ltd.	89,756

		196,403

	Marine—0.4%
71,000	Mitsui OSK Lines Ltd.	396,022
32,000	Nippon Yusen KK	99,521

		495,543

	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	141,100
43,000	Nippon Steel Corp.	159,759
56,000	Sumitomo Metal Industries Ltd.	141,917

		442,776

	Pharmaceuticals—0.2%
6,000	Chugai Pharmaceutical Co., Ltd.	114,159
3,300	Daiichi Sankyo Co., Ltd.	64,655

		178,814

	Real Estate Management & Development—0.1%
2,000	Daito Trust Construction Co., Ltd.	94,865

	Road & Rail—0.1%
1,700	East Japan Railway Co.	119,914

	Software—0.1%
300	Nintendo Co., Ltd.	73,626

	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	39,585

	Tobacco—0.0%
16	Japan Tobacco, Inc.	47,488

	Trading Companies & Distribution—1.3%

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

54,000	ITOCHU Corp.	$369,793
70,000	Marubeni Corp.	368,991
26,000	Mitsui & Co., Ltd.	343,576
36,900	Sumitomo Corp.	362,722

		1,445,082

	Wireless Telecommunication Services—0.2%
50	KDDI Corp.	270,858

	Luxembourg—0.1%
	Metals & Mining—0.1%
3,088	ArcelorMittal	121,091

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV (b)	135,440

	New Zealand—0.1%
	Construction Materials—0.1%
27,259	Fletcher Building Ltd.	152,775

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	451,564

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA (b)	55,641

	Singapore—1.1%
	Airlines—0.4%
40,000	Singapore Airlines Ltd.	384,486

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	218,128

	Distributors—0.3%
17,000	Jardine Cycle & Carriage Ltd.	298,405

	Electronic Equipment, Instruments—0.1%
26,000	Venture Corp. Ltd.	153,940

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	83,685

	Transportation Infrastructure—0.0%
29,200	Singapore Airport Terminal Services Ltd.	53,794

	Spain—1.6%
	Construction & Engineering—0.5%
9,221	ACS Actividades de Construccion y Servicios S.A.	459,318
2,822	Sacyr Vallehermoso S.A. (b)	39,032

		498,350

	Diversified Telecommunication—1.1%
45,274	Telefonica S.A.	1,301,330

	Sweden—1.5%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	197,614
4,200	Swedbank AB (b)	40,358

		237,972

	Household Durables—0.1%
5,400	Electrolux AB (b)	132,263

	Machinery—0.4%
20,200	Sandvik AB	238,239
16,000	Trelleborg AB—Cl. B (b)	109,468
14,200	Volvo AB—Cl. B	135,213

		482,920

	Specialty Retail—0.8%
13,200	Hennes & Mauritz AB—Cl. B	780,344

	Switzerland—1.3%
	Biotechnology—0.3%
5,878	Actelion Ltd. (b)	346,200

	Capital Markets—0.1%
2,773	Credit Suisse Group AG	144,606

	Insurance—0.7%
3,450	Zurich Financial Services AG (a)	746,487

	Textiles, Apparel & Luxury Goods—0.2%
656	Swatch Group AG	165,806

	United Kingdom—7.3%
	Aerospace & Defense—0.1%
11,929	BAE Systems PLC	64,356

	Capital Markets—0.1%
17,856	3i Group PLC	79,517

	Commercial Banks—0.5%
50,729	Barclays PLC	247,309
18,343	Lloyds TSB Group PLC (b)	16,730
51,937	Royal Bank of Scotland Group PLC (b)	28,553
9,470	Standard Chartered PLC	231,568

		524,160

	Commercial Services & Supplies—0.1%
13,579	Aggreko PLC	164,652

	Food & Staples Retailing—0.4%
92,742	WM Morrison Supermarkets PLC (a)	419,726

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC (b)	31,618
4,730	Smiths Group PLC	74,270

		105,888

	Insurance—0.6%
253,484	Old Mutual PLC (b)	473,810
45,432	Standard Life PLC	155,881

		629,691

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

	Machinery—0.2%
17,900	Charter International PLC	$213,506

	Metals & Mining—1.6%
6,416	Anglo American PLC (b)	275,629
36,554	BHP Billiton PLC (a)	1,121,956
5,372	Rio Tinto PLC	272,939
4,527	Xstrata PLC (b)	80,061

		1,750,585

	Multiline Retail—0.8%
26,858	Marks & Spencer Group PLC	170,379
21,928	Next PLC	713,406

		883,785

	Oil, Gas & Consumable Fuels—1.9%
16,993	BG Group PLC	308,175
	Royal Dutch Shell PLC,
16,201	Class A	479,718
45,399	Class B (a)	1,299,620

		2,087,513

	Professional Services—0.1%
14,108	Michael Page International PLC	77,818

	Specialty Retail—0.1%
72,326	Galiform PLC (b)	95,103
16,621	Game Group PLC	41,526

		136,629

	Tobacco—0.4%
14,650	British American Tobacco PLC (a)	444,999

	Wireless Telecommunication Services—0.3%
165,068	Vodafone Group PLC	371,476

	United States—45.3%
	Aerospace & Defense—1.7%
10,300	L-3 Communications Holdings, Inc.	807,211
16,850	United Technologies Corp.	1,132,994

		1,940,205

	Auto Components—0.8%
31,200	Johnson Controls, Inc.	843,960

	Automobiles—1.0%
130,434	Ford Motor Co. (b)	1,159,558

	Beverages—3.2%
40,985	Coca-Cola Co.	2,344,342
15,600	Molson Coors Brewing Co.—Cl. B	705,276
7,600	PepsiCo, Inc.	472,872

		3,522,490

	Biotechnology—0.9%
22,800	Gilead Sciences, Inc. (b)	1,049,940

	Capital Markets—1.1%
31,248	Lazard Ltd.—Cl. A	1,211,173

	Communications Equipment—3.4%
44,800	Cisco Systems, Inc. (b)	1,048,321
5,984	EchoStar Corp.—Cl. A (b)	116,269
21,200	Harris Corp.	930,680
5,266	Harris Stratex Networks, Inc.—Cl. A (b)	33,070
34,200	Juniper Networks, Inc. (b)	893,646
17,000	Qualcomm, Inc.	765,000

		3,786,986

	Computers & Peripherals—2.9%
7,036	Apple, Inc. (b)	1,406,567
51,700	EMC Corp. (b)	870,111
7,500	International Business Machines Corp.	947,625

		3,224,303

	Diversified Financial Services—1.0%
24,837	JP Morgan Chase & Co.	1,055,324

	Diversified Telecommunication Services—0.8%
28,200	Verizon Communications, Inc.	887,172

	Electric Utilities—1.0%
13,855	Entergy Corp.	1,089,696

	Electronic Equipment, Instruments & Components—0.5%
14,000	Amphenol Corp.—Cl. A	576,800

	Energy Equipment & Services—2.0%
9,700	Diamond Offshore Drilling, Inc.	965,538
11,600	National Oilwell Varco, Inc.	499,032
11,800	Schlumberger Ltd.	753,902

		2,218,472

	Food Products—0.6%
20,500	Archer-Daniels-Midland Co.	631,605

	Health Care Equipment & Supplies—1.7%
15,600	Baxter International, Inc.	850,980
3,680	Intuitive Surgical, Inc. (b)	1,032,387

		1,883,367

	Health Care Providers & Services—2.7%
23,000	CIGNA Corp.	737,840
21,900	McKesson Corp.	1,358,238
14,600	Medco Health Solutions, Inc. (b)	922,136

		3,018,214

	Hotels Restaurants & Leisure—0.9%
15,000	McDonald’s Corp.	948,750

	Household Products—0.9%
16,500	Procter & Gamble Co.	1,028,775

	Independent Power Producers & Energy Traders—1.2%
12,500	Constellation Energy Group, Inc.	397,750
38,461	NRG Energy, Inc. (b)	920,756

		1,318,506

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Value*

	Industrial Conglomerates—1.3%
62,026	General Electric Co.	$993,657
20,200	Textron, Inc.	405,010

		1,398,667

	Insurance—1.7%
46,000	Genworth Financial, Inc.—Cl. A (b)	495,420
11,760	MetLife, Inc.	402,074
12,700	Prudential Financial, Inc.	633,095
19,230	XL Capital Ltd.—Cl. A	352,102

		1,882,691

	Internet Software & Services—1.1%
2,000	Google, Inc.—Cl. A (b)	1,166,000

	Machinery—2.1%
18,700	AGCO Corp. (b)	566,797
14,200	Deere & Co.	759,842
18,600	Joy Global, Inc.	995,844

		2,322,483

	Media—0.6%
29,919	DISH Network Corp.—Cl. A	619,622

	Metals & Mining—1.3%
17,550	Freeport-McMoRan Copper & Gold, Inc. (b)	1,453,140

	Multiline Retail—0.8%
19,500	Target Corp.	907,920

	Oil, Gas & Consumable Fuels—0.9%
5,500	Occidental Petroleum Corp.	444,345
5,900	Peabody Energy Corp.	262,314
18,800	Valero Energy Corp.	298,732

		1,005,391

	Pharmaceuticals—3.5%
16,000	Abbott Laboratories	871,840
43,300	Bristol-Myers Squibb Co.	1,095,923
18,224	Johnson & Johnson	1,145,196
21,200	Merck & Co., Inc.	767,652

		3,880,611

	Semiconductors & Semiconductor Equipment—1.6%
48,000	Intel Corp.	921,600
33,900	Texas Instruments, Inc.	857,331

		1,778,931

	Software—2.1%
35,700	Microsoft Corp.	1,049,937
55,200	Oracle Corp.	1,218,815

		2,268,752

	Total Common Stock (cost- $128,986,938)	84,803,413

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Shares		Credit Rating
(000)		(Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK— 12.5%
	Automobiles—0.3%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C	WR/NR	$292,200

	Capital Markets—0.2%
	Lehman Brothers Holdings, Inc. (c) (d) (e),
42	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	135,833
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	126,771

			262,604

	Chemicals—0.4%
12	Celanese Corp., 4.25%, 12/31/49	NR/NR	448,636

	Commercial Banks—0.4%
2	Fifth Third Bancorp, 8.50%, 12/31/49, Ser. G	Baa3/BB	207,264
-(j)	Wells Fargo & Co., 7.50%, 12/31/49, Ser. L	Ba1/A-	223,000

			430,264

	Commercial Services & Supplies—1.0%
6	Avery Dennison Corp., 7.875%, 11/15/20	NR/BB+	245,160
29	United Rentals, Inc., 6.50%, 8/1/28	Caa2/CCC	844,625

			1,089,785

	Consumer Finance—0.5%
1	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	543,600

	Diversified Financial Services—2.0%
1	Bank of America Corp., 7.25%, 12/31/49, Ser. L	Ba3/B	745,938
29	Vale Capital Ltd., 5.50%, 6/15/10,
	Ser. RIO (Compania Vale do Rio Doce) (e)	NR/NR	1,517,424

			2,263,362

	Electric Utilities—1.2%
30	AES Trust III, 6.75%, 10/15/29	B3/B	1,369,500

	Food Products—0.8%
10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	862,500

	Insurance—0.8%
5	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	486,772
14	XL Capital Ltd., 10.75%, 8/15/11	Baa2/BBB-	386,066

			872,838

	Machinery—1.1%
1	Stanley Works, 5.125%, 5/17/12, VRN	A3/BBB+	1,199,100

	Oil, Gas & Consumable Fuels—0.5%
7	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	549,400

	Pharmaceuticals—1.5%
5	Merck & Co., Inc., 6.00%, 8/13/10	A2/A-	1,204,837
-(j)	Mylan, Inc., 6.50%, 11/15/10	NR/B	417,079

			1,621,916

	Real Estate Investment Trusts (REIT)—0.6%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa3/C	645,600

	Wireless Telecommunication Services—1.2%
23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,313,813

	Total Convertible Preferred Stock (cost-$20,463,186)		13,765,118

Principal
Amount
(000)

CONVERTIBLE BONDS & NOTES — 7.4%
	Auto Components—0.4%
$325	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	387,563

	Commercial Services & Supplies—0.6%
650	Bowne & Co., Inc., 6.00%, 10/1/33 (f)	B3/CCC+	622,375

	Communications Equipment—0.4%
810	Nortel Networks Corp., 2.125%, 4/15/14 (d)	WR/NR	492,075

	Computers & Peripherals—1.3%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	1,434,999

	Electrical Equipment—0.8%
400	EnerSys, 3.375%, 6/1/38 (f)	B2/BB	355,000
785	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	584,825

			939,825

	Energy Equipment & Services—0.3%
375	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (f)	NR/BB-	316,875

	Internet Software & Services—0.2%
275	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	230,313

	IT Services—0.6%
650	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	639,438

	Multi-Utilities—1.1%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,227,188

	Pharmaceuticals—0.5%
450	Biovail Corp., 5.375%, 8/1/14 (g) (h)	NR/NR	532,688

	Real Estate Investment Trusts (REIT)—0.4%
500	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB	459,375

	Semiconductors & Semiconductor Equipment—0.8%
450	Advanced Micro Devices, Inc., 5.75%, 8/15/12	NR/B-	442,688
275	Micron Technology, Inc., 4.25%, 10/15/13	NR/NR	453,750

			896,438

	Total Convertible Bonds & Notes (cost-$8,804,750)		8,179,152

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
November 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES— 0.4%
	Banks—0.4%
	General Motors Acceptance Corp. LLC (g) (h),
$260	7.50%, 12/31/13	Ca/CCC	$241,800
312	8.00%, 12/31/18	Ca/CC	262,080

	Total Corporate Bonds & Notes (cost-$833,838)		503,880

Shares

RIGHTS (b)— 0.1%
	Germany—0.0%
	Chemicals—0.0%
7,688	K+S AG		25,740

	Netherlands—0.1%
	Diversified Financial Services—0.1%
14,541	ING Groep NV		36,021

	United Kingdom—0.0%
	Commercial Banks—0.0%
24,579	Lloyds TSB Group PLC		7,160

	Total Rights (cost-$208,094)		68,921

Principal
Amount
(000)

SHORT-TERM INVESTMENT—2.8%
	Time Deposit—2.8%
$3,063	Citibank-London, 0.03%, 12/1/09 (cost-$3,062,584)		3,062,584

	Total Investments, before call options written
	(cost-$162,359,390)—99.9%		110,383,068

Contracts

CALL OPTIONS WRITTEN (b)— (0.1)%
5,000	Apple, Inc., strike price $210, expires 12/19/09		(9,700)
245	DAX Index, OTC, strike price €5,959, expires 12/18/09		(11,787)
1,900	Dow Jones € Stoxx 50 Price Index, OTC, strike price €2,982, expires 12/18/09		(39,568)
5,500	Freeport-McMoRan Copper & Gold, Inc., strike price $90, expires 12/19/09		(4,235)
775	FTSE 100 Index, OTC, strike price £5,526, expires 12/18/09		(20,643)
5,000	International Business Machines Corp., strike price $130, expires 12/19/09		(3,900)
13,000	Joy Global, Inc., strike price $60, expires 12/19/09		(7,800)
15,000	McKesson Corp., strike price $65, expires 12/19/09		(5,250)
10,000	Medco Health Solutions, Inc., strike price $65, expires 12/19/09		(7,000)
41,800	NIKKEI 225 Index, OTC, strike price ¥10,231, expires 12/11/09		(801)
12,650	OMX Stockholm 30 Index, OTC, strike price SEK 998, expires 12/18/09		(9,983)
675	S&P ASX 200 Index, OTC, strike price AUD 4,999, expires 12/17/09		(3,139)

	Total Call Options Written (premiums received-$182,275)		(123,806)

	Total Investments, net of call options written
	(cost-$162,177,115) (i)—99.8%		110,259,262

	Other assets less other liabilities—0.2%		272,919

	Net Assets—100.0%		$110,532,181

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for whch a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on a day when an investor is not able to purchase or sell shares. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	All or partial amount segregated as collateral for call options written.

(b)	Non-income producing.

(c)	Fair-Valued—Securities with an aggregate value of $262,915, representing 0.24% of net assets.

(d)	In default.

(e)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(g)	144A —Exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $1,036,568, representing 0.94% of net assets.

(i)	Securities with an aggregate value of $34,061,359, representing 30.82% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(j)	Amount less than 500.

Glossary:
€ — Euros
£ — Great British Pound
¥ — Japanese Yen
AUD — Australian Dollar
NR — Not Rated
OTC — Over-the-Counter
REIT — Real Estate Investment Trust
SEK — Swedish Krona

VRN — Variable Rate Note. Instruments whose interest rate change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on November 30, 2009.

WR — Withdrawn Rating
Other Investments:
Transactions in call options written for the three months ended November 30, 2009:

	Contracts	Premiums

Options outstanding, August 31, 2009	92,365	$328,562
Options written	393,260	751,334
Options terminated in closing purchase transactions	(22,915)	(133,604)
Options expired	(351,165)	(764,017)

Options outstanding, November 30, 2009	111,545	$182,275

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

●	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

●

Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

●	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used at November 30, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2-	Level 3-
		Other Significant	Significant
	Level 1-	Observable	Observable	Value at
	Quoted Prices	Inputs	Inputs	11/30/09

Investments in Securities - Assets
Common Stock:
Australia	-	$3,480,061	-	$3,480,061
Austria	-	134,923	-	134,923
Belgium	-	177,074	-	177,074
China	-	199,929	-	199,929
Denmark	-	130,460	-	130,460
Finland	-	267,207	-	267,207
France	-	3,396,631	-	3,396,631
Germany	-	2,481,193	-	2,481,193
Greece	-	119,699	-	119,699
Hong Kong	-	2,383,597	-	2,383,597
Ireland	-	47,765	$311	48,076
Italy	-	824,951	-	824,951
Japan	-	5,653,781	-	5,653,781
Luxembourg	-	121,091	-	121,091
New Zealand	-	152,775	-	152,775
Norway	-	507,205	-	507,205
Singapore	-	1,192,438	-	1,192,438
Spain	-	1,799,680	-	1,799,680
Sweden	-	1,633,499	-	1,633,499
Switzerland	-	1,403,099	-	1,403,099
United Kingdom	-	7,954,301	-	7,954,301
All other	$50,741,743	-	-	50,741,743
Convertible Preferred Stock:
Capital Markets	-	-	262,604	262,604
Consumer Finance	-	543,600	-	543,600
All other	12,958,914	-	-	12,958,914
Convertible Bonds & Notes	-	8,179,152	-	8,179,152
Corporate Bonds & Notes	-	503,880	-	503,880
Rights	68,921	-	-	68,921
Short-Term Instrment	-	3,062,584	-	3,062,584

Total Investments in Securities - Assets	$63,769,578	$46,350,575	$262,915	$110,383,068

Investments in Securities - Liabilities
Call Options Written	$(37,885)	$(85,921)	-	$(123,806)

Total Investments	$63,731,693	$46,264,654	$262,915	$110,259,262

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended November 30, 2009, was as follows:

				Total	Total Change
	Beginning	Net Purchases		Realized	in Unrealized	Transfers in	Ending
	Balance	(Sales) and	Accrued	Gain	Appreciation	and/or out	Balance
	8/31/09	Settlements	Discounts	(Loss)	(Depreciation)	of Level 3	11/30/09

Investments in Securities - Assets
Common Stock:
Ireland	$298	-	-	-	$13	-	$311
Convertible Preferred Stock:
Capital Markets	262,604	-	-	-	-	-	262,604

Total Investments in Securities - Assets	$262,902	-	-	-	$13	-	$262,915

The net change in unrealized appreciation/depreciation of investments, which the Fund held at November 30, 2009, was $13.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 20, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 20, 2010